Brown Advisory Mid-Cap Growth Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 92.7%
Communication Services - 5.9%
13,482	Electronic Arts, Inc.*	1,318,809
6,084	Liberty Broadband Corp.*	635,900
8,347	Match Group, Inc.	596,310
14,236	Pinterest, Inc.*	376,542
		2,927,561
Consumer Discretionary - 14.3%
11,851	Aptiv PLC	1,036,014
5,841	Bright Horizons Family Solutions, Inc.*	890,752
2,896	CarMax, Inc.*	254,848
13,385	Ctrip.com International, Ltd. ADR*	392,047
10,026	Dollar Tree, Inc.*	1,144,568
10,343	Etsy, Inc.*	584,380
8,250	Marriott International, Inc.	1,026,053
36,479	National Vision Holdings, Inc.*	878,050
8,542	Ross Stores, Inc.	938,338
		7,145,050
Consumer Staples - 2.0%
6,157	Brown-Forman Corp.	386,536
4,015	Calavo Growers, Inc.	382,148
2,945	Church & Dwight Co., Inc.	221,582
		990,266
Financials - 2.1%
21,391	KKR & Co., Inc.	574,349
10,513	Webster Financial Corp.	492,744
		1,067,093
Health Care - 13.8%
6,133	Biohaven Pharmaceutical Holding Co., Ltd.*	255,869
2,288	Blueprint Medicines Corp.*	168,099
18,617	Catalent, Inc.*	887,286
4,940	Charles River Laboratories International, Inc.*	653,908
1,606	Cooper Companies, Inc.	476,982
27,986	Covetrus, Inc.*	332,754
3,553	DexCom, Inc.*	530,250
5,451	Edwards Lifesciences Corp.*	1,198,729
2,628	Global Blood Therapeutics, Inc.*	127,511
13,166	Integra LifeSciences Holdings Corp.*	790,882
2,993	Neurocrine Biosciences, Inc.*	269,699
3,626	Teleflex, Inc.	1,231,933
		6,923,902
Industrials - 21.4%
5,768	Allegion PLC	597,853
14,577	BWX Technologies, Inc.	833,951
3,334	Cintas Corp.	893,845
4,575	HEICO Corp.	571,326
5,865	Hexcel Corp.	481,692
21,245	IAA, Inc.*	886,554
3,577	IDEX Corp.	586,199
3,942	J.B. Hunt Transport Services, Inc.	436,182
38,791	KAR Auction Services, Inc.	952,319
13,555	SiteOne Landscape Supply, Inc.*	1,003,341
10,878	TransUnion	882,315
18,422	Waste Connections, Inc.	1,694,824
8,420	Woodward, Inc.	907,928
		10,728,329
Information Technology - 26.8%
5,792	Amphenol Corp.	558,928
3,796	Aspen Technology, Inc.*	467,212
6,303	Autodesk, Inc.*	930,953
15,234	Black Knight, Inc.*	930,188
10,367	Booz Allen Hamilton Holding Corp.	736,264
5,329	Broadridge Financial Solutions, Inc.	663,087
3,329	Datadog, Inc.*	112,886
1,460	Fair Isaac Corp.*	443,139
34,264	Genpact, Ltd.	1,327,730
19,517	GoDaddy, Inc.*	1,287,732
6,181	Guidewire Software, Inc.*	651,354
3,699	Intuit, Inc.	983,711
3,310	Jack Henry & Associates, Inc.	483,161
2,361	Littelfuse, Inc.	418,629
38,620	Marvell Technology Group, Ltd.	964,341
26,161	Mimecast, Ltd.*	933,163
6,984	NXP Semiconductors NV	762,094
1,290	ServiceNow, Inc.*	327,467
2,093	WEX, Inc.*	422,933
		13,404,972
Materials - 6.4%
25,066	Ball Corp.	1,825,056
4,283	Ecolab, Inc.	848,205
5,962	FMC Corp.	522,748
		3,196,009
Total Common Stocks (Cost $40,090,181)		46,383,182

Real Estate Investment Trusts - 2.4%
5,013	SBA Communications Corp.	1,208,885
Total Real Estate Investment Trusts (Cost $886,664)		1,208,885

Short-Term Investments - 4.2%
Money Market Funds - 4.2%
2,098,124	First American Government Obligations Fund - Class Z, 1.83%#	2,098,124
Total Short-Term Investments (Cost $2,098,124)		2,098,124
Total Investments - 99.3% (Cost $43,074,969)		49,690,191
Other Assets in Excess of Liabilities - 0.7%		331,077
NET ASSETS - 100.0%		$50,021,268

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.